Stockholders' Equity (Deficit) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Share-Based Payment Arrangement, Option, Exercise Price Range [Table Text Block]

The following table summarizes the options outstanding at March 31, 2022 and the related prices for the options to purchase shares of the Company’s common stock:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	options	contractual	outstanding	options	exercisable
prices	outstanding	life (years)	options	exercisable	options
$0.03- 0.39	18,671,211	8.85	$0.20	6,636,628	$0.14
	18,671,211	8.85	$0.20	6,636,628	$0.14

The following table summarizes the options outstanding at December 31, 2021 and the related prices for the options to purchase shares of the Company’s common stock:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	options	contractual	outstanding	options	exercisable
prices	outstanding	life (years)	options	exercisable	options
$0.03- 0.39	18,746,211	9.10	$0.20	5,502,877	$0.11
	18,746,211	9.10	$0.20	5,502,877	$0.11

Share-Based Payment Arrangement, Option, Activity [Table Text Block]

Transactions involving stock options are summarized as follows:

	Shares	Weighted- Average Exercise Price ($) (A)
Outstanding at December 31, 2021	18,746,211	$0.20
Granted	-	$-
Expired	(75,000)	0.03
Outstanding at March 31, 2022	18,671,211	$0.20
Options vested and exercisable	6,636,628	$0.14

Transactions involving stock options are summarized as follows:

	Shares	Weighted- Average Exercise Price ($) (A)
Outstanding at January 1, 2020	67,879	$0.03
Granted	14,886,000	0.03
Cancelled/Expired	(1,500,000)	0.03
Outstanding at December 31, 2020	13,453,879	$0.03
Granted	14,295,000	$0.26
Cancelled/Expired	(350,000)	$0.03
Exercised	(8,652,668)	0.03
Outstanding at December 31, 2021	18,746,211	$0.20
Options vested and exercisable	5,502,877	$0.11

(A)

On December 14, 2020, the Company reset the exercise price of all the options then outstanding options to $0.03 per share. This included 150,000 options previously priced at $0.04 per share; 7,450,000 options previously priced at $0.05 per share; 1,000,000 options previously priced at $0.06 per share; and 67,879 options previously prices at $21.40 per share. The Company valued these options as of December 14, 2020, at the original exercise price and at the new price of $0.03 per share and charged the increase in value in the amount of $4,113 to operations during the year ended December 31, 2020. The exercise prices of all options are shown at the restated price of $0.03 per share.

(B)

On December 28, 2020, the Company accelerated the vesting of certain of its options issued to Board members, management, and consultants, resulting in a charge to operations in the amount of $164,647 during the year ended December 31, 2020.

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The Company did not value any stock options during the three months ended March 31, 2022.  The Company valued stock options during the three months ended March 31,  2021 using the Black-Scholes valuation model utilizing the following variables:

	March 31,	March 31,
	2022	2021
Volatility	-%	169.3% to 183.5%
Dividends	$-	$-
Risk-free interest rates	-%	0.82% to 1.69%
Term (years)	-	2.50 to 10.00

The Company valued stock options during the years ended December 31, 2021 and 2020 using the Black-Scholes valuation model utilizing the following variables:

	December 31,	December 31,
	2021	2020
Volatility	153.5% to 183.5%	149.4% to 209.6%
Dividends	$-	$-
Risk-free interest rates	0.820% to 1.69%	0.55% to 1.30%
Term (years)	5.00-6.5	5.00

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The following table summarizes the warrants outstanding on March 31, 2022, and the related prices for the warrants to purchase shares of the Company’s common stock:

	Shares	Weighted- Average Exercise Price ($)

Outstanding on December 31, 2021	29,820,000	$0.625
Granted	1,585,000	$0.558
Exercised	-	$-
Outstanding on March 31, 2022	31,405,000	$0.622

The following table summarizes the warrants outstanding at December 30, 2021 and the related prices for the warrants to purchase shares of the Company’s common stock:

	Shares	Weighted- Average Exercise Price ($)

Outstanding at December 31, 2019	1,800,000	$0.00858
Granted	6,582,382	$0.00858
Exercised	(8,382,382)	$0.0561
Outstanding at December 31, 2020	-	$-
Granted	29,820,000	$0.625
Exercised	-	$-
Outstanding at December 31, 2021	29,820,000	$0.625

Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award [Table Text Block]

The Company valued warrants options during the three months ended March 31,  2022 and 2021 using the Black-Scholes valuation model utilizing the following variables:

	March 31,	March 31,
	2022	2021
Volatility	147.8 to 150.7%	171.6% to 183.5%
Dividends	$-	$-
Risk-free interest rates	0.76% to 0.83%	1.15% to 1.63%
Term (years)	0.25	5.00 to 6.50